Balance Sheet Components Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Components	$ 9,515	$ 8,000	$ 3,240
Finished goods	107,499	103,994	57,172
Inventories, net	$ 117,014	$ 111,994	$ 60,412